Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets:
Federal net operating loss carryforwards	$ 892,000	$ 181,023
Capital Losses over Capital Gains	0	(17,290)
Non-cash interest	39,954	29,132
Non-cash accrued compensation	794,880	825,713
Mark to Market Adjustment - Investments held for sale	0	240,965
State taxes	316,238	92,298
Net deferred tax assets before valuation allowance	2,043,072	1,351,841
Valuation Allowance	(2,043,072)	(1,351,841)
Net Deferred Tax Assets	$ 0	$ 0